Equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Appropriations of Earnings and Dividends Per Share

The appropriations of 2016 and 2017 earnings had been approved by TSMC’s shareholders in its meetings held on June 8, 2017 and June 5, 2018, respectively. The appropriations and dividends per share were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal Year 2016	For Fiscal Year 2017	For Fiscal Year 2016	For Fiscal Year 2017
	NT$ (In Millions)	NT$ (In Millions)
Legal capital reserve	$33,424.7	$34,311.2
Special capital reserve	—	26,907.5
Cash dividends to shareholders	181,512.7	207,443.0	$7	$8

	$214,937.4	$268,661.7

TSMC’s appropriation of earnings for 2018 had been approved in the meeting of the Board of Directors held on February 19, 2019. The appropriation and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)
	For Fiscal Year 2018	For Fiscal Year 2018
	NT$ (In Millions)
Legal capital reserve	$35,113.1
Special capital reserve	(11,459.5)
Cash dividends to shareholders	207,443.0	$8

	$231,096.6

Changes in Other Reserves

Changes in others were as follows:

	Year Ended December 31, 2016
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$11,039.9	$734.8	$(0.6)	$11,774.1
Exchange differences arising on translation of foreign operations	(9,409.2)	—	—	(9,409.2)
Other comprehensive income reclassified to profit or loss upon disposal of subsidiaries	36.1	—	—	36.1
Changes in fair value of available-for-sale financial assets	—	(696.3)	—	(696.3)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	—	4.1	—	4.1
Share of other comprehensive income (loss) of associates	(0.9)	24.7	0.7	24.5
Other comprehensive loss reclassified to profit or loss upon disposal of associates	(4.7)	(3.5)	—	(8.2)
Income tax effect	—	(61.2)	—	(61.2)

Balance, end of year	$1,661.2	$2.6	$0.1	$1,663.9

	Year Ended December 31, 2017
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$1,661.2	$2.6	$0.1	$—	$1,663.9
Exchange differences arising on translation of foreign operations	(28,257.4)	—	—	—	(28,257.4)
Changes in fair value of available-for-sale financial assets	—	(154.7)	—	—	(154.7)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	—	(61.2)	—	—	(61.2)
Gain/(loss) arising on changes in the fair value of hedging instruments	—	—	99.6	—	99.6
Transferred to initial carrying amount of hedged items	—	—	(94.9)	—	(94.9)
Share of other comprehensive income (loss) of associates	(101.5)	2.1	—	—	(99.4)
Share of unearned stock-based compensation of associates	—	—	—	(10.3)	(10.3)
Income tax effect	—	(2.9)	(0.6)	—	(3.5)

Balance, end of year	$(26,697.7)	$(214.1)	$4.2	$(10.3)	$(26,917.9)

	Year Ended December 31, 2018
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year(IFRS 9)	$(26,697.7)	$(524.9)	$4.2	$(10.3)	$(27,228.7)
Exchange differences arising on translation of foreign operations	14,562.0	—	—	—	14,562.0
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	(3,311.6)	—	—	(3,311.6)
Debt instruments	—	(1,858.0)	—	—	(1,858.0)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	1,193.1	—	—	1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	989.1	—	—	989.1
Loss allowance adjustments from debt instruments	—	(2.0)	—	—	(2.0)
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	41.0	—	41.0
Transferred to initial carrying amount of hedged items	—	—	(22.2)	—	(22.2)
Share of other comprehensive income (loss) of associates	93.3	(6.8)	—	—	86.5
Share of unearned stock-based employee compensation of associates	—	—	—	8.5	8.5
Income tax effect	—	91.8	0.6	—	92.4

Balance, end of year	$(12,042.4)	$(3,429.3)	$23.6	$(1.8)	$(15,449.9)

Capital Stock - Common Stock [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
a.	Capital stock

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Authorized shares	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8

Capital Surplus [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
b.	Capital surplus

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Additional paid-in capital	$24,185.0	$24,185.0
From merger	22,804.5	22,804.5
From convertible bonds	8,892.9	8,892.9
From share of changes in equities of subsidiaries	118.8	121.5
From share of changes in equities of associates	289.2	282.8
Donations	19.2	29.3

	$56,309.6	$56,316.0